Financial Instruments, Financial Risks and Capital Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments, Financial Risks and Capital Management [Abstract]
Schedule of Financial Instruments	The following table sets out the financial instruments as at the end of the reporting period:
	December 31, 2023	December 31, 2022
	EUR	EUR
Financial assets
Financial assets at amortized cost	2,858,701	383,890

Financial liabilities
Financial liabilities at amortized cost	4,573,697	896,422
Lease liabilities	708,922	307,410

Schedule of Current Credit Risk Grading Framework Comprises	The Group’s current credit risk grading framework comprises the following categories:
Category	Description	Basis of recognizing ECL
Low risk	The counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources.	Lifetime ECL—not credit-impaired
In default	There is evidence indicating the asset is credit-impaired.	Lifetime ECL—credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.	Amount is written off

Schedule of the Credit Quality of the Group’s Financial Assets	The table below details the credit quality of the Group’s financial assets as well as maximum exposure to credit risk by credit risk rating grades:
Financial assets at amortized cost	12-month or lifetime ECL	Gross carrying amount EUR	Loss allowance EUR	Net carrying amount EUR
2023
Trade receivables	Lifetime ECL – Not credit-impaired	348,200	-	348,200
Other receivables	12-month ECL	-	-	-
		348,200	-	348,200

2022
Trade receivables	Lifetime ECL – Not credit-impaired	31,660	-	31,660
Other receivables	12-month ECL	5,001	-	5,001
		36,661	-	36,661

Schedule of Details the Group’s Contractual Maturity	The following table details the Group’s contractual maturity for its non-derivative financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.
	Interest rate	On demand or within 1 year	Over 1 year	Total undiscounted cash flow	Total carrying amount
	%	EUR	EUR	EUR	EUR
December 31, 2023
Non-interest bearing			-
Fixed interest rate instruments	3.55	197,664	226,077	423,893	423,741
Lease liabilities		107,922	601,000	924,282	708,922

December 31, 2022
Non-interest bearing	-	874,506	-	874,506	874,506
Fixed interest rate instruments	0.75	6,346	15,866	22,212	21,916
Lease liabilities	0.75 – 8.1	82,666	229,562	312,228	307,410